DISCONTINUED OPERATIONS - Post tax results of discontinued operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 7,515.5	$ 6,761.3
Expenses	7,261.8	7,141.3
Loss before income taxes	192.1	(359.3)
Net loss	0.0	(127.9)
Net loss and comprehensive loss from discontinued operations	$ 0.0	(127.9)
GFL Infrastructure
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		96.8
Expenses		98.4
Loss before income taxes		(1.6)
Income tax expense		5.0
Net loss		(6.6)
Impairment		(121.3)
Net loss and comprehensive loss from discontinued operations		$ (127.9)